Offerings - Offering: 1	Feb. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock $.01 par value per share
Amount Registered | shares	8,912,500
Proposed Maximum Offering Price per Unit	35
Maximum Aggregate Offering Price	$ 311,937,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 47,758.63
Offering Note
(1)
Pursuant to Rule 416 of the Securities Act of 1933, as amended, the registrant’s registration statement on Form
S-3ASR,
filed with the Securities and Exchange Commission on February 11, 2025 (Registration
No. 333-284835)
(the “Registration Statement”), also covers any additional shares of common stock which become issuable in connection with any stock dividend, stock split, recapitalization
or other similar transactions with respect to the securities being registered pursuant to the Registration Statement.

(2)	Includes 1,162,500 shares of common stock that the underwriters have an option to purchase.
(3)
In connection with the registration of the Common Stock, a registration fee of $47,758.63 was calculated in accordance with Rule 456(b) and Rule 457(r) under the Securities Act. This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Table” table in the Registration Statement with respect to the securities offered hereby.